The Eaton Vance Mutual Funds Trust
For the Government Obligations Portfolio

[logo]

Annual Shareholder Report
December 31, 1995

Investment Adviser of Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                 --------------------------------------------
                       GOVERNMENT OBLIGATIONS PORTFOLIO

                           PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1995

--------------------------------------------------------------------------------
                         MORTGAGE PASS-THROUGHS - 95.5%
--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
PARTICIPATION CERTIFICATES:
4.5s, with maturity at 2000                          $   129,430  $    128,579
4.75s, with various maturities to 2002                    81,124        79,883
5s, with various maturities to 2003                      857,801       845,310
5.25s, with various maturities to 2005                   415,840       410,222
5.5s, with various maturities to 2011                  1,897,020     1,888,058
5.75s, with maturity at 1998                              69,456        69,415
6s, with various maturities to 2022                    4,411,251     4,409,402
6.25s, with various maturities to 2013                 1,046,597     1,049,650
6.5s, with various maturities to 2022                 19,620,356    19,876,684
6.75s, with various maturities to 2011                10,777,956    10,976,283
7s, with various maturities to 2019                   17,028,452    17,428,229
7.25s, with maturity at 2003                           1,957,267     2,014,982
7.5s, with various maturities to 2019                 20,894,342    21,625,530
7.75s, with various maturities to 2018                 4,532,111     4,733,182
8s, with various maturities to 2022                   22,245,627    23,320,290
8.25s, with various maturities to 2011                15,716,675    16,579,860
8.5s, with various maturities to 2018                 24,723,871    26,257,090
8.75s, with various maturities to 2014                 3,815,701     4,073,223
9s, with various maturities to 2020                    9,632,137    10,426,534
9.25s, with various maturities to 2010                 1,612,994     1,741,676
9.5s, with various maturities to 2016                  1,339,383     1,460,372
10s, with various maturities to 2017                     263,414       283,192
11s, with various maturities to 2019                   2,796,971     3,093,287
12s, with various maturities to 2019                   2,213,182     2,505,911
12.25s, with various maturities to 2019                4,620,216     5,278,881
12.5, with various maturities to 2019                 13,962,910    16,012,292
12.75s, with various maturities to 2015                1,869,392     2,146,825
13s, with various maturities to 2019                   5,209,133     6,022,538
13.25s, with various maturities to 2019                  792,182       925,190
13.5s, with various maturities to 2015                 6,435,272     7,429,600
13.75s, with various maturities to 2014                  131,761       153,778
14s, with various maturities to 2016                   3,438,451     4,050,818
14.5s, with various maturities to 2014                   277,362       330,278
14.75s, with maturity at 2010                          1,092,452     1,296,500
15s, with various maturities to 2013                   1,347,133     1,640,250
15.25s, with maturity at 2012                            201,726       248,167
15.5s, with various maturities to 2012                   337,724       412,581
16s, with maturity at 2012                               242,047       300,093
16.25s, with various maturities to 2012                  297,431       371,165
                                                                  ------------
                                                                  $221,895,800
                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
MORTGAGE BACKED SECURITIES:
0.25s, with maturity at 2014                         $   285,166  $    234,972
3.5s, with maturity at 2007                              163,955       153,501
4.5s, with maturity at 1999                               13,387        13,175
5s, with various maturities to 2017                    1,274,114     1,241,278
5.25s, with various maturities to 2006                   400,000       391,857
5.5s, with various maturities to 2006                  1,231,238     1,226,343
5.75s, with maturity at 2003                             216,880       216,448
6s, with various maturities to 2010                   23,700,765    23,721,659
6.25s, with various maturities to 2007                 2,696,318     2,706,547
6.5s, with various maturities to 2017                  6,786,513     6,848,122
6.75s, with various maturities to 2007                 1,387,457     1,411,418
7s, with various maturities to 2018                    8,700,095     8,888,954
7.25s, with various maturities to 2017                 2,302,634     2,364,202
7.5s, with various maturities to 2020                 10,000,288    10,355,825
7.75s, with various maturities to 2008                 1,846,112     1,922,666
8s, with various maturities to 2017                   22,672,040    23,751,155
8.25s, with various maturities to 2020                15,155,881    16,001,478
8.5s, with various maturities to 2017                 24,012,814    25,565,270
8.75s, with various maturities to 2017                 1,623,305     1,734,909
9s, with various maturities to 2020                   10,133,784    10,929,360
9.25s, with maturity to 2010                           2,745,777     2,977,963
9.5s, with maturity at 2009                              381,894       416,580
9.75s, with maturity at 2019                             481,943       536,059
11s, with maturity at 2010                                38,689        42,735
11.75s, with various maturities to 2015                2,705,061     3,064,528
12s, with various maturities to 2020                   7,265,070     8,464,810
12.25s, with maturity at 2011                          1,159,922     1,321,091
12.5s, with various maturities to 2021                 6,756,798     7,752,664
12.75s, with various maturities to 2014                1,991,759     2,301,910
13s, with various maturities to 2019                   8,782,166    10,131,322
13.25s, with various maturities to 2015                2,726,445     3,192,115
13.5s, with various maturities to 2015                 4,528,641     5,289,523
13.75s, with various maturities to 2014                  223,438       264,302
14s, with various maturities to 2014                     944,870     1,123,496
14.25s, with maturity at 2014                            370,014       443,543
14.5s, with various maturities to 2014                   346,140       416,227
14.75s, with maturity at 2012                          5,141,517     6,164,483
15s, with various maturities to 2013                   4,162,338     5,038,755
15.5s, with maturity at 2012                           1,277,134     1,577,795
15.75s, with maturity at 2011                             39,197        48,251
16s, with maturity at 2012                               462,224       578,033
                                                                  ------------
                                                                  $200,825,324
                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MORTGAGE BACKED SECURITIES:
5.5s, with maturity at 1999                          $    75,678  $     75,635
6.5s, with maturity at 2002                              656,816       667,642
7.25s, with various maturities to 2022                 4,697,140     4,884,698
7.5s, with maturity at 2017                            1,143,783     1,196,887
8s, with various maturities to 2017                   18,587,122    19,643,099
8.25s, with maturity at 2008                             660,206       698,287
8.5s, with various maturities to 2018                  1,337,987     1,441,542
9s, with various maturities to 2016                    6,562,394     7,131,012
9.5s, with maturity at 2018                              763,645       822,475
12s, with various maturities to 2015                   4,647,054     5,303,055
12.5s, with various maturities to 2015                 2,552,580     2,954,632
13s, with various maturities to 2014                   1,483,428     1,738,372
13.5s, with various maturities to 2013                   448,337       527,823
14s, with maturity at 2015                               279,437       331,605
14.5s, with various maturities to 2014                   518,507       623,258
15s, with various maturities to 2013                   1,011,818     1,231,087
16s, with various maturities to 2012                     443,939       554,454
                                                                  ------------
                                                                  $ 49,825,563
                                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS:
Federal Home Loan Mtg. Corp.
  Series 1327-F, 7.5%, due 2003,
  Collateral 100% FHLMC PC                           $ 5,027,000  $  5,305,059
Federal Home Loan Mtg. Corp.
  Series 1058-F, 8.0%, due 2004,
  Collateral 100% FHLMC PC                             3,906,688     3,931,106
Federal Home Loan Mtg. Corp.
  Series 1188-GC, 7.5%, due 2019,
  Collateral 100% FHLMC PC                            10,000,000    10,525,000
Federal National Mtg. Association Series 93-73E,
  6.35%, due 2019 Collateral 100% FNMA MBS             3,000,000     2,940,000
Guaranteed Mtg. Corp. III Series H2, 9% due 2015,
  Collateral 100% FNMA MBS                               919,486       945,635
Salomon Brothers Mortgage Securities II, Inc.
  Series III, Class Z, 11.50%, due 2015
  Collateral 100%
  GNMA/FNMA MBS                                        2,007,213     2,253,728
                                                                  ------------
                                                                  $ 25,900,528
                                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
  (identified cost, $487,675,564)                                 $498,447,215
                                                                  ------------

--------------------------------------------------------------------------------
                      UNITED STATES TREASURY BONDS - 16.1%
--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bond, 12s, 8/15/13++                   $50,000,000  $ 77,214,050
U.S. Treasury Bond, 7.125s, 2/15/23+                   6,000,000     6,853,896
                                                                  ------------
    TOTAL UNITED STATES TREASURY BONDS
      (identified cost, $67,368,569)                              $ 84,067,946
                                                                  ------------
    TOTAL INVESTMENTS - 111.6%
      (identified cost, $555,044,133)                             $582,515,161
    OTHER ASSETS, LESS LIABILITIES - (11.6%)                       (60,726,256)
                                                                  ------------
    NET ASSETS - 100%                                             $521,788,905
                                                                  ============

 + Collateral for financial futures contracts held at December 31, 1995
   (See Note 7).
++ A portion of this security is on loan at December 31, 1995 (See Note 5).



                   The accompanying notes are an integral part
                           of the financial statements

                 --------------------------------------------
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                              December 31, 1995
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A)
    (identified cost, $555,044,133)                              $582,515,161
  Cash                                                                    230
  Receivable for investments sold                                     935,637
  Interest receivable                                               6,446,980
  Deferred organization expenses (Note 1H)                             10,773
                                                                 ------------
      Total assets                                               $589,908,781

LIABILITIES:
  Demand note payable (Note 4)                      $ 3,835,000
  Payable for daily variation margin on open
    financial futures contracts (Note 1G)                86,328
  Liability for collateral received for securities
    loaned (Note 5)                                  64,094,800
  Payable to affiliate --
    Trustees' fees                                        4,980
  Accrued expenses                                       98,768
                                                    -----------
      Total liabilities                                            68,119,876
                                                                 ------------
NET ASSETS applicable to investors' interest in Portfolio        $521,788,905
                                                                 ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                  $494,891,945
  Unrealized appreciation of investments and
    financial futures contracts
    (computed on the basis of identified cost)                     26,896,960
                                                                 ------------
      Total net assets                                           $521,788,905
                                                                 ============



     The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income --                                             $ 49,156,066

  Expenses --
    Investment adviser fee (Note 3)                $ 3,928,237
    Compensation of Trustees not members of the
      Administrator's organization (Note 3)             32,456
    Custodian fee (Note 3)                             236,803
    Interest (Note 5)                                3,738,252
    Printing and postage                                   877
    Legal and accounting services                       58,636
    Amortization of organization expenses
      (Note 1H)                                          3,810
    Miscellaneous                                       42,567
                                                   -----------
      Total expenses                                                8,041,638
                                                                 ------------
        Net investment income                                    $ 41,114,428
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss (identified cost basis) --
    Investment transactions                        $(7,705,021)
    Financial futures contracts                     (7,999,647)
                                                   -----------
      Net realized loss on investments                           $(15,704,668)
  Change in unrealized appreciation
    (depreciation) --
    Investments (identified cost basis)            $45,644,289
    Financial futures contracts                       (776,490)
                                                   -----------
      Net unrealized appreciation of investments                 $ 44,867,799
                                                                 ------------
        Net realized and unrealized gain on
          investments                                            $ 29,163,131
                                                                 ------------
          Net increase in net assets from operations             $ 70,277,559
                                                                 ============



     The accompanying notes are an integral part of the financial statements

                                STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                          ---------------------------------------
                                                                                1995                 1994
                                                                                ----                 ----
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                                     $ 41,114,428        $  45,968,015
    Net realized loss on investments                                           (15,704,668)          (4,216,708)
    Change in unrealized appreciation (depreciation) of investments             44,867,799          (50,227,104)
                                                                              ------------        -------------
      Net increase (decrease) in net assets from operations                   $ 70,277,559        $  (8,475,797)
                                                                              ------------        -------------
  Capital transactions --
    Contributions                                                             $ 95,964,004        $ 272,129,376
    Withdrawals                                                               (160,122,171)        (285,281,160)
                                                                              ------------        -------------
      Decrease in net assets resulting from capital transactions              $(64,158,167)       $ (13,151,784)
                                                                              ------------        -------------
        Total increase (decrease) in net assets                               $  6,119,392        $ (21,627,581)
NET ASSETS:
  At beginning of year                                                         515,669,513          537,297,094
                                                                              ------------        -------------
  At end of year                                                              $521,788,905        $ 515,669,513
                                                                              ============        =============

---------------------------------------------------------------------------------------------------------------
                                               SUPPLEMENTARY DATA
---------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
                                                                   1995            1994             1993*
                                                                  ------          ------           ------
RATIOS (As a percentage of net assets):
  Interest expense                                                 0.71%           0.56%           0.63%+
  Other expenses                                                   0.82%           0.80%           0.86%+
  Net investment income                                            7.82%           8.03%           8.46%+
PORTFOLIO TURNOVER                                                   19%             35%             42%

LEVERAGE ANALYSIS:
  Amount of debt outstanding at end of period
    (000 omitted)                                                 $3,835          $3,924             --
  Average daily balance of debt outstanding during period
    (000 omitted)                                                 $1,067          $  982          $1,660

* For the period from the start of business, October 28, 1993, to December 31, 1993.
+ Computed on an annualized basis.



     The accompanying notes are an integral part of the financial statements

                 --------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Investment operations began on October 28, 1993, with the acquisition of net assets of $564,244,545 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Mortgage backed, "pass-through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments, and interest rates. Debt securities (other than mortgage backed, "pass-through" securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on an exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates fair or market value.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

C. GAINS AND LOSSES FROM SECURITY TRANSACTIONS -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

D. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E. WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F. PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

G. FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

  If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in
Note 1C, and unrealized gains or losses are recognized on a daily basis.

H. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

I. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold.

--------------------------------------------------------------------------------
(2) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $109,818,095 and $148,287,474, respectively.

--------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES The investment adviser fee, computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. For the year ended December 31, 1995, the fee was equivalent to 0.75% (annualized) of the Portfolio's average net assets for such period and amounted to $3,928,237. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1995, no significant amounts have been deferred. The custodian fee was paid to Investors Bank & Trust Company (IBT) for its services as custodian of the Fund. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

--------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and an $100 million discretionary facility. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter. At December 31, 1995, the Portfolio had a balance outstanding pursuant to this line of credit amounting to $3,835,000. The average daily loan balance for the year ended December 31, 1995, was $1,067,197 and the average interest rate was 7.41%. The maximum borrowing outstanding at any month end during the year ended December 31, 1995 was $9,661,000.

--------------------------------------------------------------------------------
(5) SECURITIES LENDING AGREEMENT
The Portfolio has established a securities lending agreement with a broker in which the Portfolio lends portfolio securities to the broker in exchange for collateral consisting of either cash or U.S. government securities. Under the agreement, the Portfolio continues to earn interest on the securities loaned. If the collateral received is U.S. government securities, the Portfolio will also receive from the broker an additional loan premium fee computed as a varying percentage of the market value of the securities loaned. If the collateral received is cash, the Portfolio may invest the cash and receive any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The Portfolio did not receive any loan premium fee during the year ended December 31, 1995, but did incur $3,656,000 of loan rebate fees which have been included in interest expense. The maximum liability for cash collateral received for securities loaned at any month end during the year ended December 31, 1995, was $64,094,800.

--------------------------------------------------------------------------------
(6) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation/depreciation in the value of investment securities owned at December 31, 1995, as computed on a United States federal income tax basis, were as follows:


Aggregate cost                                                    $573,306,263
                                                                  ============
Gross unrealized appreciation                                     $ 10,445,033
Gross unrealized depreciation                                        1,236,135
                                                                  ------------
  Net unrealized appreciation                                     $  9,208,898
                                                                  ============

--------------------------------------------------------------------------------
(7) FINANCIAL INSTRUMENTS
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and/or offsetting transactions are considered.

  A summary of obligations under these financial instruments at December 31, 1995 is as follows:

    FUTURES CONTRACT                                                                                        NET UNREALIZED
    EXPIRATION DATE                              CONTRACTS                                 POSITION          DEPRECIATION
    ---------------                              ---------                                 --------          ------------
          3/96                    425 U.S. Treasury Five Year Note Futures                  Short             $(574,068)
                                                                                                              =========

At December 31, 1995, the Fund had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
GOVERNMENT OBLIGATIONS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Government Obligations Portfolio, including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended, and the supplementary data for the two years then ended December 31, 1995, and 1994 and for the period from October 28, 1993 (start of business), to December 31, 1993. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Government Obligations Portfolio as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the supplementary data for the two years then ended and for the period from October 28, 1993 (start of business) to December 31, 1993, in conformity with generally accepted accounting principles.


                                              COOPERS & LYBRAND L.L.P.


BOSTON, MASSACHUSETTS
FEBRUARY 2, 1996

INVESTMENT MANAGEMENT FOR GOVERNMENT OBLIGATIONS PORTFOLIO

OFFICERS                    INDEPENDENT TRUSTEES

JAMES B. HAWKES             DONALD R. DWIGHT
President, Trustee          President, Dwight Partners, Inc.
                            Chairman, Newspapers of New England, Inc.
LANDON T. CLAY
Vice President, Trustee     SAMUEL L. HAYES, III
                            Jacob H. Schiff Professor of
M. DOZIER GARDNER           Investment Banking,
Vice President              Harvard University Graduate School
                            of Business Administration
PETER F. KIELY
Vice President and          NORTON H. REAMER
Portfolio Manager           President and Director,
                            United Asset Management Corporation

JAMES L. O'CONNNOR          JOHN L. THORNDIKE
Treasurer                   Vice President and Director,
                            Fiduciary Company Incorporated
THOMAS OTIS
Secretary                   JACK L. TREYNOR
                            Investment Adviser and Consultant